Significant Accounting Policies - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Oct. 20, 2020	Jun. 05, 2020	Jan. 31, 2013 USD ($)	Dec. 31, 2020 USD ($) Branch PPPLoan Segment Property shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Common stock exchange				1
Number of branch locations | Branch				10
Number of branch offices | Branch				2
Number of segments | Segment				2
Mortgage and commercial loans period				90 days
Credit card and personal loans period				180 days
Credit card loan accrual period				90 days
Minimum required sustained performance				6 months
Outstanding awards				$ 0	$ 0
Interest or penalties accrued				$ 0	$ 0	$ 0
Stock options outstanding | shares				0	0	0
Stock dividend, percentage	2.00%			2.00%	2.00%	2.00%
Dividends Payable, date declared	Oct. 20, 2020
Dividends Payable, date to be paid	Nov. 23, 2020
Dividends Payable, date of record	Nov. 09, 2020
Number of property | Property				3
Lease term				greater than one year
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Preferred stock issued			$ 7,900,000
Dividends rate			5.30%
Voting rights					The preferred stock has no voting rights
Series C [Member]
Business Acquisition [Line Items]
Preferred stock issued							$ 2,800,000
Dividends rate							5.30%
Voting rights				The preferred stock has no voting rights	The preferred stock has no voting rights
ASU 2014-09 [Member]
Business Acquisition [Line Items]
Gross interchange and card transaction fees				$ 2,100,000	$ 2,000,000	$ 1,700,000
Interchange and card transaction related network costs				1,200,000	1,200,000	1,100,000
Interchange and Card Transaction Fees [Member]
Business Acquisition [Line Items]
Noninterest income fees				$ 917,000	826,000	$ 648,000
Minimum [Member] | ASU 2016-02 [Member]
Business Acquisition [Line Items]
Expected increase in assets and liabilities due to adoption of new accounting standard					1,900,000
Maximum [Member] | ASU 2016-02 [Member]
Business Acquisition [Line Items]
Expected increase in assets and liabilities due to adoption of new accounting standard					$ 2,000,000
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives				5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives				7 years
Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives				5 years
Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives				7 years
Building [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives				10 years
Building [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives				39 years
Leasehold Improvements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives				10 years
Leasehold Improvements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives				39 years
Paycheck Protection Program [Member]
Business Acquisition [Line Items]
Loan Term		5 years		2 years
Interest earn on loan				1.00%
Number of PPP loans funded | PPPLoan				1,202
Number of PPP loans funded, Amount				$ 81,000,000
Number of PPP loans funded, Forgiven | PPPLoan				23
Number of SBA PPP loans funded, Amount Forgiven				$ 4,500,000
COVID-19 modifications [Member]
Business Acquisition [Line Items]
Loan modification, description				if (i) the loan modification is made between March 1, 2020 and December 31, 2020 and (ii) the applicable loan was not more than 30 days past due as of December 31, 2019. The CAA extended the applicable period of the CARES Act, as related to troubled debt restructurings, to the earlier of January 1, 2022 or 60 days after the date the national emergency concerning COVID-19 terminates.
Anson BanCorp Inc [Member]
Business Acquisition [Line Items]
Acquisition				Jan. 19, 2000
Gateway Mortgage Inc [Member]
Business Acquisition [Line Items]
Acquisition				Aug. 04, 2000
Cabarrus Bank and Trust Company [Member]
Business Acquisition [Line Items]
Date of capitalization of new wholly-owned subsidiary				Apr. 10, 2003
Uwharrie Mortgage Inc [Member]
Business Acquisition [Line Items]
Date of subsidiary incorporation				Apr. 07, 2004